Revenue (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table presents total revenues by geographic area based on the location products were shipped to and services provided (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
United States	$2,572	$2,788	$4,426	$4,061
Americas, excluding United States	161	39	528	109
Europe, Middle East and Africa	2,931	685	6,070	1,268
Asia and Pacific	1,696	769	2,947	1,143

Total	$7,360	$4,281	$13,971	$6,581